Basis of presentation and accounting policies (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basis Of Presentation And Accounting Policies [Line Items]
Opening balance	$ 1,222,697	$ 797,142	$ 803,324	$ 834,101
Adjustment to retained earnings from adoption of IFRS 9	3,865	0	0
Retained Earnings
Basis Of Presentation And Accounting Policies [Line Items]
Opening balance	394,156	138,034	74,543	40,786
Non-controlling interests
Basis Of Presentation And Accounting Policies [Line Items]
Opening balance	454,453	$ 335,359	$ 354,174	$ 371,342
Impact of adopting IFRS 9 | Retained Earnings
Basis Of Presentation And Accounting Policies [Line Items]
Opening balance	140,390
Decrease in provision for trade receivables	3,142
Decrease in deferred tax assets relating to impairment provisions	(786)
Adjustment to retained earnings from adoption of IFRS 9	2,356
Impact of adopting IFRS 9 | Non-controlling interests
Basis Of Presentation And Accounting Policies [Line Items]
Opening balance	335,901
Decrease in provision for trade receivables	723
Decrease in deferred tax assets relating to impairment provisions	(181)
Adjustment to retained earnings from adoption of IFRS 9	$ 542